EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT
Contribution for employee benefits	¥ 130,797	¥ 133,066	¥ 122,844